PROVISIONS, CONTINGENCIES AND COMMITMENTS - Competition and Antitrust Claims (Details) R$ in Millions, $ in Millions	1 Months Ended									12 Months Ended
	Nov. 30, 2022 USD ($)	Nov. 30, 2022 BRL (R$)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 BRL (R$)	Jun. 30, 2014 USD ($)	Jun. 30, 2014 BRL (R$)	Feb. 28, 2011 plaintiff	Sep. 30, 2005 USD ($)	Sep. 30, 2000 steel_producer organization	Dec. 31, 2023 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 BRL (R$)
ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought	$ 24	R$ 114	$ 4	R$ 20	$ 5	R$ 23					$ 19	R$ 94
Competition and antitrust claims
Disclosure of other provisions [line items]
Number of plaintiffs | organization									2
Number of defendants | steel_producer									3
Competition and antitrust claims | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Number of plaintiffs | plaintiff							4
Competition and antitrust claims | Trade organizations | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought								$ 75
Competition and antitrust claims | Federal public prosecutor of the state of Minas Gerais | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought										$ 83